Content:
Pages
Contact Information:
Statement to Certificate Holders
2-3
Analyst:
William Wong
714.259.6243
Statement to Certificate Holders (Factors)
4-5
william.wong@abnamro.com
Pool/Non-Pool Funds Cash Reconciliation
6
Administrator:
Amanda Hellyer
312.904.6299
Pool Detail and Performance Indicators
7
amanda.hellyer@abnamro.com
Bond Interest Reconciliation Part I
8
LaSalle Website:
www.etrustee.net
Bond Interest Reconciliation Part II
9
Bond Principal Reconciliation
10
Rating Information
11
Outside Parties To The Transaction
15 Month Loan Status Summary Part I
12
15 Month Loan Status Summary Part II
13
15 Month Historical Payoff Summary
14
Prepayment Summary
15
Current Period Realized Loss Detail
16
Historical Realized Loss Summary
17
Realized Loss Summary
18
Servicemembers Civil Relief Act
19
Material Breaches Detail
20
Modified Loan Detail
21
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Distribution Date: 27-Mar-06
ABN AMRO Acct : 723356.1
Payment Date:
27-Mar-06
Prior Payment:
27-Feb-06
Next Payment:
25-Apr-06
Record Date:
28-Feb-06
Issuer: Merrill Lynch & Company- Asset Backed Sec. Group
Distribution Count:
Depositor: Merrill Lynch Mortgage Investors Inc.
2
Underwriter: Merrill Lynch & Company- Asset Backed Sec. Group
Closing Date:
26-Jan-06
Master Servicer: Wilshire Credit Corporation
First Pay. Date:
Rating Agency: Moody's Investors Service, Inc./Standard & Poor's
27-Feb-06
Rated Final
Payment Date:
25-Sep-36
Determination
Date:
15-Mar-06
24-Mar-2006 08:54
(c) 2006 LaSalle Bank N.A.

A
59020U2N4
276,882,000.00
270,004,581.21
8,242,876.53
0.00
0.00
261,761,704.68
999,749.26
0.00
4.7606300000%
M-1
59020U2P9
32,302,000.00
32,302,000.00
0.00
0.00
0.00
32,302,000.00
125,132.24
0.00
4.9806300000%
M-2
59020U2Q7
27,286,000.00
27,286,000.00
0.00
0.00
0.00
27,286,000.00
110,370.08
0.00
5.2006300000%
B-1
59020U2R5
16,653,000.00
16,653,000.00
0.00
0.00
0.00
16,653,000.00
76,167.88
0.00
5.8806300000%
B-2
59020U2S3
7,624,000.00
7,624,000.00
0.00
0.00
0.00
7,624,000.00
35,760.30
0.00
6.0306300000%
B-3
59020U2T1
6,420,000.00
6,420,000.00
0.00
0.00
0.00
6,420,000.00
35,355.95
0.00
7.0806300000%
B-4
59020U2U8
7,423,000.00
7,423,000.00
0.00
0.00
0.00
7,423,000.00
46,393.75
0.00
7.5000000000%
B-5
59020U2V6
7,022,000.00
7,022,000.00
0.00
0.00
0.00
7,022,000.00
43,887.50
0.00
7.5000000000%
C
59020U2X2
19,667,198.96
21,080,772.78
0.00
0.00
1,525,637.96
22,606,410.74
0.00
(56,898.70)
N/A
R
59020U2W4
100.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
Total
401,279,298.96
395,815,353.99
8,242,876.53
0.00
1,525,637.96
389,098,115.42
1,472,816.96
(56,898.70)
Total P&I Payment
9,715,693.49
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Beginning
Certificate Balance
Distribution Date: 27-Mar-06
Bond Payments
Interest
Adjustment
Pass-Through
Rate
(1)
N denotes notional balance not included in total
(2)
Accrued Interest plus/minus Interest Adjustment minus Deferred Interest equals Interest Payment * Denotes Controlling Class
Principal Payment
Current Realized
Loss
Deferred Interest
Ending Certificate
Balance
Class
CUSIP
Original Face Value
(1)
Interest Payment
(2)
24-Mar-2006 08:54

(c) 2006 LaSalle Bank N.A.

Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Distribution Date: 27-Mar-06
P
59020U2Y0
0.00
0.00
0.00
0.00
0.00
0.00
81,940.91
81,940.91
N/A
Total
0.00
0.00
0.00
0.00
0.00
0.00
81,940.91
81,940.91
Total P&I Payment
81,940.91
Deferred Interest
Ending Certificate
Balance
Interest Payment
(2)
Interest
Adjustment
Pass-Through
Rate
(1)
N denotes notional balance not included in total
(2)
Accrued Interest plus/minus Interest Adjustment minus Deferred Interest equals Interest Payment * Denotes Controlling Class
Bond Payments
Class
CUSIP
Original Face Value
(1)
Beginning
Certificate Balance
Principal Payment
Current Realized
Loss
24-Mar-2006 08:54

(c) 2006 LaSalle Bank N.A.

A
59020U2N4
276,882,000.00
975.161192169
29.770358962
0.000000000
0.000000000
945.390833207
3.610741254
0.000000000
4.99813000%
M-1
59020U2P9
32,302,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
3.873823293
0.000000000
5.21813000%
M-2
59020U2Q7
27,286,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
4.044934399
0.000000000
5.43813000%
B-1
59020U2R5
16,653,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
4.573823335
0.000000000
6.11813000%
B-2
59020U2S3
7,624,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
4.690490556
0.000000000
6.26813000%
B-3
59020U2T1
6,420,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
5.507157321
0.000000000
7.31813000%
B-4
59020U2U8
7,423,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
6.250000000
0.000000000
Fixed
B-5
59020U2V6
7,022,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
6.250000000
0.000000000
Fixed
C
59020U2X2
19,667,198.96
1071.874689572
0.000000000
0.000000000
77.572711961
1149.447401533
0.000000000
(2.893075934)
N/A
R
59020U2W4
100.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Distribution Date: 27-Mar-06
Statement to Certificate Holders (FACTORS)
Bond Payments
Class
CUSIP
Original Face
Value
Beginning Certificate
Balance *
Principal
Payment *
Current Realized
Loss *
Deferred Interest *
Ending Certificate
Balance *
Interest Payment *
Interest Adjustment*
Next Rate **
* Per $1,000 of Original Face Value ** Estimated
24-Mar-2006 08:54

(c) 2006 LaSalle Bank N.A.

Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Distribution Date: 27-Mar-06
Statement to Certificate Holders (FACTORS)
P
59020U2Y0
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
Original Face
Value
Beginning Certificate
Balance *
Bond Payments
Interest Payment *
Interest Adjustment*
Next Rate **
* Per $1,000 of Original Face Value ** Estimated
Principal
Payment *
Current Realized
Loss *
Deferred Interest *
Ending Certificate
Balance *
Class
CUSIP
24-Mar-2006 08:54

(c) 2006 LaSalle Bank N.A.

Principal Summary
Interest Summary
Principal Summary
Scheduled Interest
3,220,276.68
Scheduled Prin Distribution
269,958.08
Fees
164,923.06
Curtailments
99,813.86
Remittance Interest
3,055,353.62
Prepayments in Full
6,292,493.78
Liquidation Proceeds
(1,342.10)
Other Interest Proceeds/Shortfalls
Repurchase Proceeds
0.00
Prepayment Penalties
81,940.91
Other Principal Proceeds
0.00
Other Interest Loss
0.00
Remittance Princpal
6,660,923.62
Other Interest Proceeds
0.00
Non-advancing Interest
(42.50)
Net PPIS/Relief Act Shortfall
0.00
Modification Shortfall
0.00
Other Interest Proceeds
81,898.41
Fee Summary
Total Servicing Fees
164,923.06
Total Trustee Fees
0.00
LPMI Fees
0.00
Credit Manager's Fees
0.00
Misc. Fees / Trust Expense
0.00
Insurance Premium
0.00
Total Fees
164,923.06
Advances (Principal & Interest)
Prior Month's Outstanding Advances
2,873,688.33
Current Advances
2,614,274.62
Reimbursement of Prior Advances
2,460,488.98
Outstanding Advances
3,027,473.97
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Distribution Date: 27-Mar-06
Cash Reconciliation Summary
Pool Source of Funds
Non-Pool Source of Funds
Interest Summary
P&I Advances as of the end of the Due Period do not reflect the amount of advances remitted by the Servicer on the Servicer Remittance Date due to additional proceeds received between the end of the Due Period and the Servicer Remittance Date and netted from the P&I Advances stated as of the end of the Due Period.
24-Mar-2006 08:54

(c) 2006 LaSalle Bank N.A.

Pool Detail
Performance Indicators
Factors Impacting Principal Payment Rules
WA Rates/Life
Historical
Amount
Count
Delinquency Trigger
Num
Den
%
Fixed
Adj
Overall
Original Pool Balance
401,279,298.96
8,571
3 mo. Rolling Average
3,224,559.36
392,456,735
0.82%
WAC - Current
9.25%
0.00%
9.25%
Cum Scheduled Principal
540,765.61
6 mo. Rolling Average
3,224,559.36
392,456,735
0.82%
WAC - Original
9.26%
0.00%
9.26%
Cum Unscheduled Principal
11,585,445.08
12 mo. Rolling Average
3,224,559.36
392,456,735
0.82%
WAL - Current
270.87
0.00
270.87
Cum Liquidations
54,972.85
Delinquency Event Calc
(1)
3,224,559.36
392,456,735
0.82%
WAL - Original
271.67
0.00
271.67
Cum Deferred Interest
0.00
Current
Next
Cum Realized Loss
0.00
> Delinquency Trigger Event
(2)
NO
Index Rate
4.580630%
4.818130%
Current
Amount
Count
%
Beginning Pool
395,815,353.99
8,471
98.64%
Loss Trigger
Amount
Count
Prepayment Charges
Amount
Count
Scheduled Principal
269,958.08
0.07%
3 mo. Cum Loss
56,314.95
1
Current
81,940.91
36
Unscheduled Principal
6,392,307.64
119
1.59%
6 mo. Cum loss
0.00
0
Cumulative
152,061.51
66
Deferred Interest
0.00
0.00%
12 mo. Cum Loss
0.00
0
Liquidations
54,972.85
1
0.01%
Repurchases
0.00
0
0.00%
> Loss Trigger Event?
(3)
NO
Ending Pool
389,098,115.42
8,351
96.96%
Average Loan Balance
46,593.00
> Trigger Event?
NO
Current Loss Detail
Amount
Step Down Date
Liquidation
54,972.85
Distribution Count
2
Pool Composition
Realized Loss
56,314.95
Current Specified Enhancement %
(4)
N/A
Realized Loss Adjustment
0.00
Step Down %
(5)
N/A
Properties
%/Score
Net Liquidation
(1,342.10)
% of Current Specified Enhancement %
(6)
N/A
Cut-off LTV
98.28%
Cash Out/Refinance
20.54%
OC Release
N/A
SFR
72.86%
Credit Enhancement
Amount
%
> Step Down Date?
NO
Original OC
19,667,198.96
4.90%
Min
Max
WA
Target OC
32,904,902.51
8.20%
Extra Principal
1,581,952.91
FICO
595
822
674.42
Beginning OC
19,667,198.96
Cumulative Extra Principal
2,995,526.73
OC Amount per PSA
22,606,410.74
Ending OC
22,606,410.74
Mezz Certificates
59,588,000.00 15.31%
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Distribution Date: 27-Mar-06
Pool Detail and Performance Indicators Total (All Loans)
Misc/Additional Information
Pool Level Information
Balance
394,370,856.80
96.36%
Legend:(1) 60 Days+, REO, F/C % (3) Condn: Cum Loss > specified thresholds (5) Defined Benchmark (7) Condn: Distn Cnt > 36, (4) > (5)
(2) (1) > (6) * (4), then TRUE (4) Mezzanine Certs + OC Amount / Ending Pool Bal (6) Defined benchmark (Used in Delinq Event Clalc)
82,437,387.04
292,382,672.26
Owner Occupied
386,675,108.79
24-Mar-2006 08:54

(c) 2006 LaSalle Bank N.A.

A
Act/360
28
270,004,581.21
4.760630000%
999,749.26
0.00
0.00
999,749.26
999,749.26
0.00
0.00
0.00
0.00
No
M-1
Act/360
28
32,302,000.00
4.980630000%
125,132.24
0.00
0.00
125,132.24
125,132.24
0.00
0.00
0.00
0.00
No
M-2
Act/360
28
27,286,000.00
5.200630000%
110,370.08
0.00
0.00
110,370.08
110,370.08
0.00
0.00
0.00
0.00
No
B-1
Act/360
28
16,653,000.00
5.880630000%
76,167.88
0.00
0.00
76,167.88
76,167.88
0.00
0.00
0.00
0.00
No
B-2
Act/360
28
7,624,000.00
6.030630000%
35,760.30
0.00
0.00
35,760.30
35,760.30
0.00
0.00
0.00
0.00
No
B-3
Act/360
28
6,420,000.00
7.080630000%
35,355.95
0.00
0.00
35,355.95
35,355.95
0.00
0.00
0.00
0.00
No
B-4
30/360
30
7,423,000.00
7.500000000%
46,393.75
0.00
0.00
46,393.75
46,393.75
0.00
0.00
0.00
0.00
No
B-5
30/360
30
7,022,000.00
7.500000000%
43,887.50
0.00
0.00
43,887.50
43,887.50
0.00
0.00
0.00
0.00
No
C
30/360
30
21,080,772.78
90.084200000%
1,582,536.66
132.00
56,898.70
57,030.70
0.00
(57,030.70)
57,030.70
0.00
0.00
No
R
Act/360
0.00
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
No
Total
395,815,353.99
3,055,353.62
132.00
56,898.70
1,529,847.66
1,472,816.96
(57,030.70)
57,030.70
0.00
0.00
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Distribution Date: 27-Mar-06
Bond Interest Reconciliation
- - Accrual - -
- - - - - - - - Outstanding - - - - - - - -
Class
Method
Days
Opening Balance
Pass-Thru Rate
Accrual
Certificate
Interest
Total Interest
Additions
Total Interest
Deductions
Remaining
Basis Risk Carry-
Fwd Shortfall
Outstanding Relief
Act / Prepayment
Interest Shortfalls
Net Cap
Rate in
Effect Y/N
(1)
Basis Risk Carry-Forward Shortfall - difference between the certificate remittance rate and the Net Rate Cap.
Distributable
Certificate
Interest
Interest Payment
Amount
Current Period
(Shortfall) /
Recovery
Remaining Int
Carry-Forward
Shortfall
24-Mar-2006 08:54

(c) 2006 LaSalle Bank N.A.

A
28-Feb-06
27-Feb-06
27-Mar-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-1
28-Feb-06
27-Feb-06
27-Mar-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-2
28-Feb-06
27-Feb-06
27-Mar-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B-1
28-Feb-06
27-Feb-06
27-Mar-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B-2
28-Feb-06
27-Feb-06
27-Mar-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B-3
28-Feb-06
27-Feb-06
27-Mar-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B-4
28-Feb-06
1-Feb-06
1-Mar-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B-5
28-Feb-06
1-Feb-06
1-Mar-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
28-Feb-06
1-Feb-06
1-Mar-06
0.00
0.00
0.00
132.00
0.00
0.00
0.00
56,898.70
0.00
R
28-Feb-06
27-Feb-06
27-Mar-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
0.00
0.00
0.00
132.00
0.00
0.00
0.00
56,898.70
0.00
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Distribution Date: 27-Mar-06
Bond Interest Reconciliation
- - - - - - - - - - - - - - - - - - - - - - - - - - - Additions - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - - - - - - - - - - Deductions - - - - - - - - - -
Class
Record Date
Prior Interest Due
Date
Current Interest
Due Date
Interest Rate
SWAP Agreement
Deposits from YM
Agreement
Prepayment
Premiums
Prior Int Carry-Fwd
Shortfall
Current Basis Risk
Carry-Fwd
Shortfall
(1)
Other Interest Proceeds are additional interest amounts specifically allocated to the bond(s) and used in determining the bonds Distributable Interest.
(2)
Interest Carry-Forward Shortfall is unpaid interest with interest thereon.
(3)
Basis Risk Carry-Forward Shortfall - difference between the certificate remittance rate and the Net Rate Cap.
Prior Shortfall
Reimbursement
Other Interest
Proceeds
(1)
Other Interest
Losses
Current Int Carry-
Fwd Shortfall
(2)
24-Mar-2006 08:54

(c) 2006 LaSalle Bank N.A.

A
276,882,000.00
270,004,581.21
269,958.08
6,390,965.54
1,581,952.91
0.00
0.00
0.00
0.00
261,761,704.68
25-Sep-36
N/A
N/A
M-1
32,302,000.00
32,302,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
32,302,000.00
25-Sep-36
N/A
N/A
M-2
27,286,000.00
27,286,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
27,286,000.00
25-Sep-36
N/A
N/A
B-1
16,653,000.00
16,653,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
16,653,000.00
25-Sep-36
N/A
N/A
B-2
7,624,000.00
7,624,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
7,624,000.00
25-Sep-36
N/A
N/A
B-3
6,420,000.00
6,420,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
6,420,000.00
25-Sep-36
N/A
N/A
B-4
7,423,000.00
7,423,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
7,423,000.00
25-Sep-36
N/A
N/A
B-5
7,022,000.00
7,022,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
7,022,000.00
25-Sep-36
N/A
N/A
C
19,667,198.96
21,080,772.78
0.00
0.00
0.00
0.00
0.00
0.00
0.00
22,606,410.74
25-Sep-36
N/A
N/A
R
100.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25-Sep-36
N/A
N/A
Total
401,279,298.96
395,815,353.99
269,958.08
6,390,965.54
1,581,952.91
0.00
0.00
0.00
0.00
389,098,115.42
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Distribution Date: 27-Mar-06
Bond Principal Reconciliation
- - - - - - - - - - - - - - - - Losses - - - - - - - - - - - - - - -
- Credit Support -
Class
Original Class
Balance
Beginning Class
Balance
Scheduled Principal
Payment
Unscheduled
Principal
Payment
Extra
Principal
Payment
Prior
Loss
Reimburs.
Rated
Final
Maturity
Original
Current
Current
Losses
Cumulative
Losses
Interest on
Losses
Ending
Class Balance
24-Mar-2006 08:54

(c) 2006 LaSalle Bank N.A.

Class
CUSIP
Fitch
Moody's
S&P
A
59020U2N4
NR
Aaa
AAA
M-1
59020U2P9
NR
Aa2
AA
M-2
59020U2Q7
NR
A2
A+
B-1
59020U2R5
NR
Baa1
BBB+
B-2
59020U2S3
NR
Baa2
BBB
B-3
59020U2T1
NR
Baa3
BBB-
B-4
59020U2U8
NR
Ba1
BB+
B-5
59020U2V6
NR
Ba2
BB+
C
59020U2X2
NR
NR
NR
P
59020U2Y0
NR
NR
NR
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Distribution Date: 27-Mar-06
Ratings Information
NR - Designates that the class was not rated by the rating agency.
(1)
Changed ratings provided on this report are based on information provided by the applicable rating agency via electronic transmission. It shall be understood that this transmission will generally have been provided to LaSalle within 30 days of the payment date listed on this statement. Because ratings may have changed during the 30 day window, or may not be being provided by the rating agency in an electronic format and therefore not being updated on this report, LaSalle recommends that investors obtain current rating information directly from the rating agency.
- - - - - - - - - Original Ratings - - - - - - -
- - - - - - - - - - - - - - - - Ratings Change / Change Date
(1)
- - - - - - - - - - - - - - - - -
Fitch
Moody's
S&P
24-Mar-2006 08:54

(c) 2006 LaSalle Bank N.A.

Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
27-Mar-06
8,177
381,145,019
97
4,550,495
40
1,754,684
37
1,647,917
0
0
0
0
27-Feb-06
8,320
389,160,091
101
4,474,528
46
2,034,430
4
146,304
0
0
0
0
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Distribution Date: 27-Mar-06
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I
Delinquent 3+ Months
Foreclosure
REO
Total (All Loans)
Distribution
Date
Current
Delinquent 1 Month
Delinquent 2 Months
24-Mar-2006 08:54

(c) 2006 LaSalle Bank N.A.

#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
27-Mar-06
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25
865,783
0
0
3
129,026
1
63,638
27-Feb-06
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Distribution Date: 27-Mar-06
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II
- - - - - - - - - - - In Foreclosure and Delinquent - - - - - - - - - - - - -
- - - - - - - - - - - - - - - In REO and Delinquent - - - - - - - - - - - - - -
- - - - - - - - - - - - - In Bankruptcy and Delinquent - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Total (All Loans)
61-90 Days
90 + Days
Current
31-60 Days
24-Mar-2006 08:54

(c) 2006 LaSalle Bank N.A.

Insurance
Substitution
Liquidation
Remaining Term
#
Balance
#
Balance
Proceeds
Proceeds
Proceeds
#
Amount
Life
Coupon
Remit
27-Mar-06
8,351
389,098,115
119
6,292,494
0.00
0.00
-1,342.10
1
56,315
273
9.76%
9.26%
27-Feb-06
8,471
395,815,354
100
5,060,636
0.00
0.00
0.00
0
0
273
9.76%
9.26%
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Distribution Date: 27-Mar-06
Asset-Backed Facts ~ 15 Month Historical Payoff/Loss Summary
Curr Weighted Avg.
Total (All Loans)
(1)
Percentage based on pool as of cutoff.
(2)
Percentage based on pool as of beginning of period.
Distribution
Date
Ending Pool
(1)
Payoffs
(2)
Realized Losses
(2)
24-Mar-2006 08:54

(c) 2006 LaSalle Bank N.A.

SMM (Single Monthly Mortality)
Total
Current Period
1.59%
3-Month Average
0.95%
6-Month Average
0.48%
12-Month Average
0.24%
Average Since Cut-Off
1.43%
CPR (Conditional Prepayment Rate)
Total
Current Period
17.50%
3-Month Average
10.55%
6-Month Average
5.27%
12-Month Average
2.64%
Average Since Cut-Off
15.82%
PSA (Public Securities Association)
Total
Current Period
1202%
3-Month Average
775%
6-Month Average
388%
12-Month Average
194%
Average Since Cut-Off
1163%
SMM
Single Monthly Mortality
(Partial and Full Prepayments + Repurchases + Liquidations) / (Beginning Collateral Balance - Scheduled Principal)
CPR
Conditional Prepayment Rate
1 - ((1 - SMM)^12)
PSA
Public Securities Association
100 * CPR / (0.2 * MIN(30,WAS))
WAS
Weighted Average Seasoning
((Original Term - Remaining Term) * (Current Scheduled Balance / Deal Scheduled Principal Balance)
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Distribution Date: 27-Mar-06
Prepayment Summary
0.00%
0.27%
0.54%
0.81%
1.09%
1.36%
1.63%
1.90%
May-05
Jun-05
Jul-05
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
0.00%
2.80%
5.60%
8.40%
11.20%
14.00%
16.80%
19.60%
May-05
Jun-05
Jul-05
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
0%
186%
371%
557%
743%
929%
1114%
1300%
May-05
Jun-05
Jul-05
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
24-Mar-2006 08:54

(c) 2006 LaSalle Bank N.A.

402757
200603
54,972.85
(1342.10)
0.00
56,314.95
0.00
0.00
0.00
0.00
C
M
N
O
P
REO
Short Pay
Third Party
Write-off
R
S
T
W

1
2
3
4
5
6
7
8
9
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Distribution Date: 27-Mar-06
Current Period Realized Loss Detail
Disclosure Control
#
Period
Original
Liquidation
Balance
Net Liquidation
Proceeds
Loss-Loan
Non-adjusted
Loss to Trust
Loss-Certs Non-
adjusted
Subsequent
Recov/(Exp)
Loss-Loan
Adjusted
Loss-Certs
Adjusted
Liq Type
Adj Type
Third Party
Charged Off/Matured
Side Note
Manual
Liq. Type Code - Legend
Charge-off
Matured
Repurchase
Note Sale
Paid in Full
Adjustment Legend
Escrow Bal/Adv
MREC
Rest'd Escrow
Replacement Res.
Suspense
24-Mar-2006 08:54

(c) 2006 LaSalle Bank N.A.

Distribution Date
Beginning Scheduled
Balance
Net Liquidation
Proceeds
Realized Loss
Loan Count
Realized Loss
Adjusted
Cumulative
Realized Loss
Amount
Count
Amount
Count
Amount
Count
27-Mar-06
54,972.85
(1,342.10)
56,314.95
1
0.00
0
0.00
0
0.00
0
0.00
56,314.95
27-Feb-06
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
Total
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Distribution Date: 27-Mar-06
Historical Realized Loss Summary
- - - - - - - - - - - - - - - - - Current Realized Loss - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - Previous Liquidations/Payoffs - - - - - - - - - - - - - -
Claims on Prior Liquidations
Recovery on Prior
Liquidations
(Claims)/Recoveries on
Prior Payoffs
24-Mar-2006 08:54

(c) 2006 LaSalle Bank N.A.

MDR (monthly Default Rate)
Total
Current Period
0.01%
3-Month Average
0.00%
6-Month Average
0.00%
12-Month Average
0.00%
Average Since Cut-Off
0.01%
CDR (Conditional Default Rate)
Total
Current Period
0.17%
3-Month Average
0.06%
6-Month Average
0.03%
12-Month Average
0.01%
Average Since Cut-Off
0.08%
SDA (Standard Default Assumption)
Total
Current Period
1.16%
3-Month Average
0.39%
6-Month Average
0.19%
12-Month Average
0.10%
Average Since Cut-Off
0.58%
MDR
(Monthly Default Rate)
(Beginning Principal Balance of Liquidated Loans) / (Total Beginning Principal Balance)
CDR
(Conditional Default Rate)
1 - ((1 - MDR)^
12
SDA
(Standard Default Assumption)
If WAS=30 then CDR/(WAS*0.02) else if 30<WAS=60 then CDR/0.6 else if 60<WAS=120 then CDR/(0.6-((WAS-60)*0.0095)) else if WAS>120 then CDR/0.03
WAS
Weighted Average Seasoning
((Original Term - Remaining Term) * (Current Scheduled Balance / Deal Scheduled Principal Balance)
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Distribution Date: 27-Mar-06
Realized Loss Summary
0.00%
20.00%
40.00%
60.00%
80.00%
100.00%
May-05
Jun-05
Jul-05
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
0.00%
0.03%
0.06%
0.09%
0.11%
0.14%
0.17%
0.20%
May-05
Jun-05
Jul-05
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
0%
0%
0%
1%
1%
1%
1%
1%
May-05
Jun-05
Jul-05
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
24-Mar-2006 08:54

(c) 2006 LaSalle Bank N.A.

Total
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Unscheduled
Principal
Distribution Date: 27-Mar-06
Servicemembers Civil Relief Act
Interest Received
Relief Act Interest
Shortfall
Ending balance
Loan Rate
P&I Amount
Scheduled Interest
Disclosure Control #
Beginning
Balance
Scheduled
Principal
24-Mar-2006 08:54

(c) 2006 LaSalle Bank N.A.

Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Distribution Date: 27-Mar-06
Material Breaches Detail
Disclosure Control
#
Loan Group #
Ending Principal
Balance
Material Breach
Date
Material Breach Description
Material breaches of pool asset representation or warranties or transaction covenants.
24-Mar-2006 08:54

(c) 2006 LaSalle Bank N.A.

Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Distribution Date: 27-Mar-06
Modified Loan Detail
Disclosure Control
#
Loan Group #
Modified Maturity
Date
Cutoff Maturity
Date
Modification Description
Modifications include any extensions or waivers to the mortgage loan terms, fees, penalties or payments during the preceding calendar month or that have become material over time.
24-Mar-2006 08:54

(c) 2006 LaSalle Bank N.A.